UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: June 30, 2001



                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey,Channel Islands
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Richard G.P. Carss                Director                       020 7201 7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Richard G.P. Carss
-------------------------------
London, UK
08/08/01


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 31
                                       ----
Form 13F Information Table Value Total: $714,121,884
                                       --------------

CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                                    AS OF 06/30/01



                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                            ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER          TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                  CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                       (X 1000)    AMOUNT                                        INSTR. V
        ---------------           ------ ------------  ---------   -------- ---------------------- ------- -------------------------
Ashanti Goldfields GDS               GDS   US0437432026   24765   8254972    SOLE                  1     SOLE
Banco Latino America de Export       CLE   PAP169941328   43812   1191515    SOLE                  1     SOLE
Coca-Cola Femsa ADR                  ADR   US1912411089   37196   1505891    SOLE                  1     SOLE
Companhia Brasileira De Distribuicao ADR   US20440T2015   35427   1526349    SOLE                  1     SOLE
Distribucion y Servicios (D&S) ADR   ADR   US2547531069   37017   2501150    SOLE                  1     SOLE
Embotelladora Andina ADR Rep.A       ADR   US29081P204    17910   1328655    SOLE                  1     SOLE
Embotelladora Andina ADS Rep.B       ADR   US29081P3038   23134   2132200    SOLE                  1     SOLE
Femsa ADS                            ADS   US3444191064   75153   1755504    SOLE                  1     SOLE
Grupo Iusacell ADR                   ADR   US40050B1008   17225   2492819    SOLE                  1     SOLE
Gulf Indonesia Resources Limited     COM   CA4022841031   31802   3130162    SOLE                  1     SOLE
Korea Electric Power ADR             ADR   US5006311063    7461    785389    SOLE                  1     SOLE
Korea Telecom Corp ADR               ADR   US50063P1030    8622    392250    SOLE                  1     SOLE
Laboratorio Chile ADR                ADR   US50540H1041   10242    410500    SOLE                  1     SOLE
Matav ADS                            ADS   US5597761098   18807   1258014    SOLE                  1     SOLE
Millicom Int'l.                      COM   LU0038705702   44905   1789034    SOLE                  1     SOLE
Minera Buenaventura S.A.A. ADS       ADS   US2044481040   21715   1177600    SOLE                  1     SOLE
Mobile Telesystems ADR               ADR   US6074091090   12372    451515    SOLE                  1     SOLE
OTE ADR                              ADR   US4233253073    1513    236000    SOLE                  1     SOLE
Panamerican Beverages Inc.           COM   PAP748231084   33889   1669401    SOLE                  1     SOLE
Provida ADR                          ADR   US00709P1084   17374    723900    SOLE                  1     SOLE
Quilmes Industrial (New Preferred)   ADR   US74838Y2072   30943   1473479    SOLE                  1     SOLE
Quinenco ADS                         ADS   US7487181031   23818   3154639    SOLE                  1     SOLE
Santa Isabel ADR                     ADR   US8022331065     924    165000    SOLE                  1     SOLE
Taiwan Semiconductor ADR             ADR   US8740391003    4251    279860    SOLE                  1     SOLE
Telebras ADR                         ADR   US8792871001       1     38000    SOLE                  1     SOLE
Telefonos de Mexico ADS (series L)   ADS   US8794037809   49537   1411713    SOLE                  1     SOLE
Teva Pharmaceutical-SP ADR           ADR   US8816242098   11251    180600    SOLE                  1     SOLE
Turkcell Iletisim Hizmet ADR         ADR   US9001111056   14649   5231718    SOLE                  1     SOLE
TV Azteca ADR                        ADR   US9011451021   13133   2048873    SOLE                  1     SOLE
Videsh Sanchar ADR                   ADR   US92659G6008   22834   1704033    SOLE                  1     SOLE
Vimpel Communications ADR            ADR   US68370R1095   22441   1367518    SOLE                  1     SOLE



                                                                    TOTAL                     714,121,884



REPORT SUMMARY             31 DATA RECORDS               714122        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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